RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended				3 Months Ended			12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 06, 2013	Mar. 30, 2013 CI Capital Partners [Member]	Dec. 31, 2012 CI Capital Partners [Member]	Mar. 31, 2012 CI Capital Partners [Member]	Dec. 31, 2012 CI Capital Partners [Member]	Dec. 31, 2011 CI Capital Partners [Member]	Dec. 31, 2010 CI Capital Partners [Member]	Dec. 31, 2010 Affiliates of Ply Gem Prime's controlling stockholders [Member]	Jun. 30, 2010 Ply Gem Prime [Member]	Mar. 31, 2010 Ply Gem Prime [Member]	Dec. 31, 2010 Ply Gem Prime [Member]	Feb. 16, 2010 Ply Gem Industries [Member]	Feb. 16, 2010 Controlling Stockholder [Member]	Dec. 31, 2011 Management [Member]	Dec. 31, 2010 Management [Member]	Dec. 31, 2010 Former and Existing Management [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Financial Officer [Member]	Dec. 31, 2011 Former Management [Member]
Related Party Transaction [Line Items]
Percentage of EBITDA as annual fee								2.00%
Percentage of sale price as transaction fee, payable upon acquisition (in hundredths)								2.00%
Percentage of sale price as transaction fee, payable upon divestitures (in hundredths)								1.00%
Percentage of sale price as transaction fee, payable upon sale (in hundredths)								1.00%
Management fees					$ 200,000		$ 300,000	$ 2,500,000	$ 2,300,000	$ 2,500,000
Original term of General Advisory Agreement								10 years
Period of automatic consecutive extensions								1 year
Initial term of agreement						10 years		10 years
agreement termination fee					18,800,000
Exchange of long term debt for equity											218,800,000
Non-cash equity contribution by affiliate			114,929,000											114,900,000
Outstanding aggregate principal amount	58,991,000	348,684,000	141,191,000												141,200,000	62,500,000
Interest paid to related parties											9,800,000
Equity contribution			(2,428,000)															2,500,000
Cash paid for repurchase of equity																			4,200,000			300,000
Current liability in accrued expenses																		1,200,000
Cash paid for equity repurchase																	1,200,000
Tax payments on behalf of parent	0	0	1,532,000									1,500,000
Capital gain													13,300,000
Chief executive officer's term of employment	3 years
Retention payment																				2,000,000	700,000
Repurchase of common stock																				125,660
Issue of stock options																				150,000
Repurchase of common stock																				12,600,000
Officers' Compensation				$ 1,500,000